Loans And Debentures - Schedule of Changes in Loans, Financings and Debentures (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning Balance	R$ 12,280	R$ 9,831	R$ 10,580
Loans and debentures obtained	9,539	4,700	2,000
(-) Transaction costs	(191)	(118)	(12)
(-) Discount on the issuance of debentures	(11)
Loans and debentures obtained, net	9,337	4,582	1,988
Monetary variation	286	248	148
Exchange rate variation	2	464	(277)
Accrued financial charges	1,618	1,066	1,083
Amortization of transaction cost	28	20	14
Financial charges paid	(1,387)	(956)	(1,026)
Amortization of loans and debentures	2,698	2,975	2,679
Ending Balance	R$ 19,466	R$ 12,280	R$ 9,831